|----------------------------|
                                                  |        OMB APPROVAL        |
                                                  |----------------------------|
                                                  |    OMB Number: 3235-0578   |
                                                  |                            |
                                                  |     Expires: May 31, 2007  |
                                                  |                            |
                                                  | Estimated average burden   |
                                                  | hours per response: 21.09  |
                                                  |----------------------------|

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5550

                             The Alger American Fund


                  --------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003

 ------------------------------------------------------------------------------
           (Address of principal executive offices)     (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. Schedule of Investments

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2007


SHARES       COMMON STOCKS-98.8.%                                   VALUE
------                                                              -----

             ADVERTISING-1.0%
   766,600   24/7 Real Media, Inc. *                                $ 6,155,798
                                                                   -------------

             AEROSPACE & DEFENSE-3.2%
   234,200   BE Aerospace, Inc.*                                      7,424,140
   165,550   Esterline Technologies Corporation*                      6,799,138
   202,850   SI International Inc.*                                   5,823,824
                                                                   -------------
                                                                     20,047,102
                                                                   -------------

             AIRLINES-.7%
   450,450   AirTran Holdings, Inc.*                                  4,626,121
                                                                   -------------


             AUTO COMPONENTS-.9%
   243,710   LKQ Corporation*                                         5,327,501
                                                                   -------------

             AUTOMOTIVE EQUIPMENT & SERVICES-.9%
   210,700   Tenneco Inc.*                                            5,364,422
                                                                   -------------

             BIOTECHNOLOGY-2.7%
   126,700   InterMune Inc.*                                          3,124,422
   265,000   Neurocrine Biosciences, Inc.*                            3,312,500
   241,200   Onyx Pharmaceuticals, Inc.*                              5,991,408
   197,400   Regeneron Pharmaceuticals, Inc.*                         4,267,788
                                                                   -------------
                                                                     16,696,118
                                                                   -------------

             BUILDING & CONSTRUCTION-1.1%
   315,700   North American Energy Partner*                           6,658,113
                                                                   -------------

             BUSINESS SERVICES-1.0%
   164,000   TeleTech Holdings Inc.*                                  6,017,160
                                                                   -------------

             CAPITAL MARKETS-1.1%
   110,500   Greenhill & Co., Inc.                                    6,783,595
                                                                   -------------

             CHEMICALS-.9%
   163,322   Zoltek Companies, Inc.*                                $ 5,704,837
                                                                   -------------


             COMMERCIAL BANKS-4.2%
   245,700   Boston Private Financial Holdings, Inc.                  6,859,944
   179,200   First Midwest Bancorp, Inc.                              6,585,600
   223,300   Signature Bank*                                          7,266,182
   118,300   Wintrust Financial Corporation                           5,277,363
                                                                   -------------
                                                                     25,989,089
                                                                   -------------

             COMMERCIAL SERVICES & SUPPLIES-2.4%
   222,600   American Reprographics Co.*                              6,853,854
   248,550   FTI  Consulting, Inc.*                                   8,348,794
                                                                   -------------
                                                                     15,202,648
                                                                   -------------

             COMMUNICATION EQUIPMENT-2.3%
   218,450   Polycom, Inc.*                                           7,280,939
   852,900   Sonus Networks, Inc.*                                    6,882,903
                                                                   -------------
                                                                     14,163,842
                                                                   -------------

             COMMUNICATION TECHNOLOGY-1.1%
   802,700   Dobson Communications Corp.                              6,895,193
                                                                   -------------

             COMPUTER SERVICES-2.5%
    60,800   ANSYS, Inc.*                                             3,086,816
   125,000   Digital River, Inc.*                                     6,906,250
   360,820   Internap Network Services Corporation*                   5,682,915
                                                                   -------------
                                                                     15,675,981
                                                                   -------------

             COMPUTER TECHNOLOGY-1.0%
   247,100   Atheros Communications*                                  5,913,103
                                                                   -------------

             CONSTRUCTION & ENGINEERING-2.3%
   174,500   URS Corporation*                                         7,431,955
   337,000   Williams Scotsman International Inc.*                    6,625,420
                                                                   -------------
                                                                     14,057,375
                                                                   -------------

             CORRECTIONAL FACILITIES-1.1%
   153,500   The Geo Group Inc.*                                      6,956,620
                                                                   -------------

             DRUG DISTRIBUTION-.9%
   604,200   Hecla Mining Co.                                         5,474,052
                                                                   -------------

             DRUGS & PHARMACEUTICALS-1.0%
   114,700   United Therapeutics Corporation*                         6,168,566
                                                                   -------------

             ELECTRIC SERVICES-1.2%
   177,700   ITC Holdings Corp.*                                      7,692,633
                                                                   -------------

             ENERGY EQUIPMENT & SERVICES-1.8%
   180,195   Dril-Quip Inc.                                           7,798,840
   231,740   Horizon Offshore, Inc.*                                  3,350,960
                                                                   -------------
                                                                     11,149,800
                                                                   -------------

             FINANCE-.9%
   190,600   WNS Holdings Limited*                                    5,554,084
                                                                   -------------

             FINANCIAL INFORMATION SERVICES-1.3%
   118,200   GFI Group Inc.*                                          8,034,054
                                                                   -------------

             FINANCIAL SERVICES-1.1%
   155,800   Cohen & Steers, Inc.                                     6,711,864
                                                                   -------------

             FOOD & BEVERAGES-1.3%
   257,950   Hain Celestial Group Inc. (The)*                         7,756,557
                                                                   -------------

             HEALTH CARE-1.0%
   312,100   Gentiva Health Services Inc.*                            6,295,057
                                                                   -------------

             HEALTH CARE EQUIPMENT & SUPPLIES-3.8%
   137,550   Hologic, Inc.*                                           7,928,382
   161,950   Illumina, Inc.                                           4,745,135
   216,700   Thoratec Corporation*                                    4,529,030
   155,350   Ventana Medical Systems, Inc.*                           6,509,165
                                                                   -------------
                                                                     23,711,712
                                                                   -------------
             HEALTH CARE PROVIDERS & SERVICES-3.4%
   193,700   Centene Corporation*                                     4,065,763
   239,400   Parexel International Corporation*                       8,611,218
   206,104   Psychiatric Solutions, Inc.*                             8,308,052
                                                                   -------------
                                                                     20,985,033
                                                                   -------------

             HOTELS, RESTAURANTS & LEISURE-1.1%
   113,200   Orient-Express Hotels Ltd. Cl. A.                        6,771,624
                                                                   -------------

             INSURANCE-1.0%
   312,700   First Mercury Financial Corporation*                     6,425,985
                                                                   -------------

             INTERNET & CATALOG RETAIL-2.5%
   345,400   Coldwater Creek Inc.*                                    7,004,712
   154,400   Priceline.com Incorporated*                              8,223,344
                                                                   -------------
                                                                     15,228,056
                                                                   -------------

             INTERNET SOFTWARE & SERVICES-3.7%
   255,400   Acme Packet, Inc.*                                       3,774,812
   274,000   Allscripts Healthcare Solutions, Inc.*                   7,345,940
   227,000   DealerTrack Holdings Inc.*                               6,973,440
   258,600   Omniture Inc.*                                           4,714,278
                                                                   -------------
                                                                     22,808,470
                                                                   -------------

             IT SERVICES-.9%
   173,000   Wright Express Corp.*                                    5,247,090
                                                                   -------------

             LEISURE & ENTERTAINMENT-1.1%
   172,950   WMS Industries Inc.*                                     6,786,558
                                                                   -------------

             LEISURE EQUIPMENT & PRODUCTS-1.2%
   138,850   LIFE TIME FITNESS, Inc.*                                 7,138,279
                                                                   -------------

             MACHINERY-3.2%
   133,950   Actuant Corporation Cl. A                                6,805,999
   125,450   Bucyrus International, Inc. Cl. A                        6,460,675
   189,500   Gardner Denver Inc.*                                     6,604,075
                                                                   -------------
                                                                     19,870,749
                                                                   -------------

             MANUFACTURING-1.1%
   137,900   Silgan Holdings Inc.                                     7,048,069
                                                                   -------------

             MEDIA-2.1%
   203,200   NeuStar, Inc. Cl. A*                                     5,779,008
   427,500   World Wrestling Entertainment, Inc. Cl. A                6,968,250
                                                                   -------------
                                                                     12,747,258
                                                                   -------------

             MEDICAL DEVICES-.5%
   408,300   Dexcom Inc.*                                           $ 3,209,238
                                                                   -------------

             MEDICAL PRODUCTS-1.2%
   549,400   Indevus Pharmaceuticals, Inc.*                           3,884,258
    97,600   Omrix Biopharmaceuticals, Inc. *                         3,735,152
                                                                   -------------
                                                                      7,619,410
                                                                   -------------

             MEDICAL TECHNOLOGY-.7%
   220,800   Hansen Medical, Inc.*                                    4,173,120
                                                                   -------------

             METALS-2.3%
   245,100   RBC Bearings, Inc. *                                     8,193,693
   430,200   SXR Uranium One, Inc.*                                   5,906,646
                                                                   -------------
                                                                     14,100,339
                                                                   -------------

             METALS & MINING-.8%
 3,071,100   Breakwater Resources, Ltd.*                              4,886,120
                                                                   -------------

             OIL & GAS-2.9%
   193,350   Carrizo  Oil & Gas, Inc.*                                6,759,516
   271,400   Mariner Energy Inc.*                                     5,191,882
   453,400   Warren Resources Inc.*                                   5,907,802
                                                                   -------------
                                                                     17,859,200
                                                                   -------------
             OIL AND GAS EXPLORATION SERVICES-1.1%
   333,450   Petrobank Energy and Resources Ltd.*                     6,909,084
                                                                   -------------

             PHARMACEUTICAL PREPARATION-.8%
   148,550   Adams Respiratory Therapeutics, Inc.*                    4,995,736
                                                                   -------------
             PHARMACEUTICALS-1.8%
   384,100   Adolor Corporation*                                      3,360,875
   116,500   Pharmion Corp.*                                          3,062,785
   266,500   POZEN Inc.*                                              3,930,875
    30,200   Vanda Pharmaceuticals Inc.*                                735,672
                                                                   -------------
                                                                     11,090,207
                                                                   -------------

             REAL ESTATE-.5%
   202,700   HFF Inc.*                                                3,040,500
                                                                   -------------

             RESTAURANTS-1.2%
 268,750     McCormick & Schmick's Seafood Restaurants, Inc.*         7,205,188
                                                                   -------------

             RETAIL-2.4%
   383,000   bebe Stores, Inc.                                        6,656,540
   140,250   Phillips-Van Heusen Corporation                          8,246,700
                                                                   -------------
                                                                     14,903,240
                                                                   -------------

             SEMICONDUCTOR CAPITAL EQUIPMENT-1.5%
   114,950   FormFactor Inc.*                                         5,144,013
   149,940   SiRF Technology Holdings, Inc.*                          4,162,334
                                                                   -------------
                                                                      9,306,347
                                                                   -------------
             SEMICONDUCTORS-.8%
   681,600   Cirrus Logic, Inc.*                                      5,221,056
                                                                   -------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.4%
 1,385,700   Applied Micro Circuits Corporation*                      5,057,805
   146,100   ATMI, Inc.*                                              4,466,277
   113,500   Cymer, Inc.*                                             4,715,925
   613,300   ON Semiconductor Corporation*                            5,470,636
   182,800   Tessera Technologies Inc.*                               7,264,472
                                                                   -------------
                                                                     26,975,115
                                                                   -------------

             SOFTWARE-3.0%
   400,600   Synchronoss Technologies Inc. *                          6,970,440
   511,500   Tibco Software Inc.*                                     4,357,980
   187,700   VeriFone Holdings Inc.*                                  6,894,221
                                                                   -------------
                                                                     18,222,641
                                                                   -------------

             SPECIALTY RETAIL-1.9%
   170,550   Aeropostale, Inc.*                                       6,861,226
   121,200   DSW Inc. Cl. A*                                          5,115,852
                                                                   -------------
                                                                     11,977,078
                                                                   -------------

             TELEPHONE COMMUNICATION-1.2%
   215,500   NICE Systems Ltd.*                                       7,331,310
                                                                   -------------

             TEXTILES & APPAREL-1.2%
   376,600   Iconix Brand Group, Inc.*                                7,682,640
                                                                   -------------

             TEXTILES, APPAREL & LUXURY GOODS-1.3%
   114,100   Deckers Outdoor Corporation*                             8,103,382
                                                                   -------------

             WIRELESS TELECOMMUNICATION SERVICES-1.3%
   275,250   SBA Communications Corporation Cl. A*                    8,133,638
                                                                   -------------

             Total Common Stocks
               (Cost $495,103,734)                                  610,784,757
                                                                   -------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS-1.0%
  ---------

             U.S. AGENCY OBLIGATIONS
 $6,504,000  Freddie Mac., 4.87%, 4/2/07
               (Cost $6,502,240)                                       6,502,240
                                                                   -------------

TOTAL INVESTMENTS
  (COST $501,605,974) (a)                      99.8%                 617,286,997
Other Assets in Excess of liabilities           0.2                    1,113,415
                                              ------               -------------
NET ASSETS                                    100.0%                $618,400,412
                                            ====================================


* Non-income producing security.

(a) At March 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $501,605,974 amounted to $115,681,023 which consisted of aggregate gross unrealized appreciation of $125,021,503 and aggregate gross unrealized depreciation of $9,340,480.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2007


SHARES       COMMON STOCKS-99.5%                                    VALUE
------                                                              -----

             AEROSPACE & DEFENSE-3.5%
    90,350   Armor Holdings, Inc.*                                  $ 6,083,266
   181,950   BE Aerospace, Inc.*                                      5,767,815
                                                                   -------------
                                                                     11,851,081
                                                                   -------------

             AUTOMOTIVE EQUIPMENT & SERVICES-.4%
    54,200   Tenneco Inc.*                                            1,379,932
                                                                   -------------

             BIOTECHNOLOGY-3.0%
   116,100   Affymetrix Inc.*                                         3,491,127
    16,000   Celgene Corporation*                                       839,360
    33,850   Cephalon, Inc.*                                          2,410,459
    65,600   Onyx Pharmaceuticals, Inc.*                              1,629,504
    86,800   Regeneron Pharmaceuticals, Inc.*                         1,876,616
                                                                   -------------
                                                                     10,247,066
                                                                   -------------

             CAPITAL MARKETS-2.3%
    30,695   Affiliated Managers Group, Inc.*                         3,325,803
    96,000   National Financial Partners Corporation                  4,503,360
                                                                   -------------
                                                                      7,829,163
                                                                   -------------

             CHEMICALS-.9%
   134,200   Nalco Holding Co.*                                       3,207,380
                                                                   -------------

             COMMERCIAL BANKS-.4%
    22,500   Northern Trust Corporation                               1,353,150
                                                                   -------------

             COMMERCIAL SERVICES & SUPPLIES-3.3%
   435,100   Allied Waste Industries Inc.                             5,477,909
    53,800   Apollo Group, Inc. Cl. A*                                2,361,820
   134,690   Net 1 UEPS Technologies, Inc.*                           3,351,087
                                                                   -------------
                                                                     11,190,816
                                                                   -------------

             COMMUNICATION EQUIPMENT-1.2%
    30,000   Research In Motion Limited*                              4,094,700
                                                                   -------------

             COMPUTER SERVICES-1.0%
    60,300   Digital River, Inc.*                                     3,331,575
                                                                   -------------

             COMPUTER TECHNOLOGY-1.9%
   127,300   Atheros Communications*                                  3,046,289
   104,250   NAVTEQ*                                                  3,596,625
                                                                   -------------
                                                                      6,642,914
                                                                   -------------

             COMPUTERS & PERIPHERALS-5.5%
    72,100   Apple Computer, Inc.*                                    6,698,811
   146,800   Isilon Systems, Inc.*                                    2,373,756
   160,900   Memc Electronic Materials, Inc.*+                        9,747,322
                                                                   -------------
                                                                     18,819,889
                                                                   -------------

             CONGLOMERATE-1.9%
   109,200   ITT Industries, Inc.                                     6,586,944
                                                                   -------------

             CONSTRUCTION & ENGINEERING-1.0%
    70,425   McDermott International, Inc.*                           3,449,416
                                                                   -------------

             DRUGS & PHARMACEUTICALS-1.4%
    89,400   United Therapeutics Corporation*                         4,807,932
                                                                   -------------

             ELECTRONICS-1.9%
   177,950   Nintendo Co., Ltd. ADR#                                  6,452,236
                                                                   -------------

             ENERGY EQUIPMENT & SERVICES-7.1%
    51,300   Baker Hughes Inc.                                        3,392,469
    73,650   Cameron International Corp.*                             4,624,484
    89,000   National-Oilwell Varco Inc.*+                            6,923,310
   120,000   Suntech Power Holdings Co., Ltd. ADR*#+                  4,153,200
    64,000   Transocean Inc.*                                         5,228,800
                                                                   -------------
                                                                     24,322,263
                                                                   -------------

             FINANCE-.6%
    17,200   Intercontinental Exchange Inc. *                         2,102,012
                                                                   -------------

             FINANCIAL INFORMATION SERVICES-1.5%
    74,400   GFI Group Inc.*                                          5,056,968
                                                                   -------------

             FINANCIAL SERVICES-3.3%
    34,000   AllianceBernstein Holding LP                             3,009,000
     3,600   Chicago Mercantile Exchange Holdings Inc.                1,916,856
   151,600   Hong Kong Exchanges & Clearing Limited                   1,477,581
    93,200   Lazard Ltd.                                              4,676,776
                                                                   -------------
                                                                     11,080,213
                                                                   -------------

             FOOD & STAPLES RETAILING-.7%
    53,500   Whole Foods Market, Inc.                                 2,399,475
                                                                   -------------


             HEALTH & PERSONAL CARE-.5%
    36,900   Brookdale Senior Living Inc.                             1,647,954
                                                                   -------------

             HEALTH CARE EQUIPMENT & SUPPLIES-2.6%
    10,800   Hologic, Inc.*                                             622,512
    44,800   Intuitive Surgical, Inc.*+                               5,446,336
    63,900   Mentor Corporation                                       2,939,400
                                                                   -------------
                                                                      9,008,248
                                                                   -------------

             HEALTH CARE PROVIDERS & SERVICES-5.6%
    86,700   Centene Corporation*                                     1,819,833
   122,300   Health Net Inc.*                                         6,580,963
    37,900   McKesson Corporation                                     2,218,666
   105,950   Psychiatric Solutions, Inc.*                             4,270,844
    83,400   Quest Diagnostics Incorporated                           4,159,158
                                                                   -------------
                                                                     19,049,464
                                                                   -------------

             HOTELS, RESTAURANTS & LEISURE-9.4%
   112,400   Cheesecake Factory Incorporated (The)*                   2,995,460
    63,300   International Game Technology                            2,556,054
   113,500   Orient-Express Hotels Ltd. Cl. A.                        6,789,570
    99,800   Penn National Gaming, Inc.*                              4,233,516
   161,200   Royal Caribbean Cruises Ltd.                             6,796,192
   161,200   Scientific Games Corporation*                            5,292,196
   106,200   Starbucks Corporation*                                   3,330,432
                                                                   -------------
                                                                     31,993,420
                                                                   -------------

             HOUSEHOLD DURABLES-.5%
    16,900   Harman International Industries,  Incorporated           1,623,752
                                                                   -------------

             INTERNET & CATALOG RETAIL-.5%
    85,900   Coldwater Creek Inc.*                                    1,742,052
                                                                   -------------

             INTERNET SOFTWARE & SERVICES-3.2%
   226,089   Allscripts Healthcare Solutions, Inc.*                   6,061,446
    42,750   DealerTrack Holdings Inc.*                               1,313,280
   110,800   SINA Corp.*                                              3,723,988
                                                                   -------------
                                                                     11,098,714
                                                                   -------------

             LEISURE & ENTERTAINMENT-1.3%
    81,700   Vail Resorts Inc.                                        4,438,761
                                                                   -------------

             MEDIA-3.6%
   226,700   DreamWorks Animation SKG, Inc. Cl. A*                    6,932,486
    13,700   Lamar Advertising Company, Cl. A*                          862,689
   114,100   Regal Entertainment Group                                2,267,167
   165,700   XM Satellite Radio Holdings Inc. Cl. A*                  2,140,844
                                                                   -------------
                                                                     12,203,186
                                                                   -------------

             MEDICAL PRODUCTS-.9%
   183,000   Metabolix, Inc.*                                         3,043,290
                                                                   -------------

             METALS-2.5%
   168,200   SXR Uranium One, Inc.*                                   2,309,386
   438,100   Yamana Gold, Inc.                                        6,291,116
                                                                   -------------
                                                                      8,600,502
                                                                   -------------

             METALS & MINING-1.7%
   388,750   Paladin Resources Limited*                               3,067,237
    36,700   Southern Copper Corp.                                    2,629,922
                                                                   -------------
                                                                      5,697,159
                                                                   -------------

             OIL & GAS-1.2%
    62,100   Valero Energy Corporation                                4,004,829
                                                                   -------------

             OIL AND GAS EXPLORATION SERVICES-.8%
   136,300   Petrobank Energy and Resources Ltd.*                     2,824,136
                                                                   -------------

             PHARMACEUTICALS-.7%
    83,900   Endo Pharmaceuticals Holdings Inc.*                      2,466,660
                                                                   -------------

             PHOTOGRAPHY-.5%
   115,600   Shutterfly, Inc.*                                        1,854,224
                                                                   -------------

             REAL ESTATE- 1.2%
    40,500   Jones Lang LaSalle Incorporated                          4,223,340
                                                                   -------------

             RETAIL-2.2%
   132,000   Sothebys Holdings Inc., Cl. A                            5,871,360
    93,500   Wild Oats Markets Inc.                                   1,701,700
                                                                   -------------
                                                                      7,573,060
                                                                   -------------

             SEMICONDUCTOR CAPITAL EQUIPMENT- 0.7%
    84,450   SiRF Technology Holdings, Inc.*                          2,344,332
                                                                   -------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.8%
    71,400   Lam Research Corporation*                                3,380,076
   543,900   ON Semiconductor Corporation*                            4,851,588
   126,400   Tessera Technologies Inc.*                               5,023,136
   149,500   Trident Microsystems, Inc.*                              2,998,970
                                                                   -------------
                                                                     16,253,770
                                                                   -------------

             SOFTWARE-3.0%
   340,000   Activision, Inc.*+                                       6,439,600
     5,400   Glu Mobile Inc.*                                            54,000
    91,000   TomTom NV*                                               3,701,929
                                                                   -------------
                                                                     10,195,529
                                                                   -------------

             SPECIALTY RETAIL-3.9%
    22,300   Abercrombie & Fitch Co. Cl. A                            1,687,664
    59,200   Chico's FAS, Inc.*                                       1,446,256
   244,184   Gamestop Corp. Cl. A*                                    7,953,073
    71,200   PETSMART, Inc.                                           2,346,752
                                                                   -------------
                                                                     13,433,745
                                                                   -------------

             TEXTILES & APPAREL-1.0%
   161,800   Iconix Brand Group, Inc.*                                3,300,720
                                                                   -------------

             TRANSPORTATION BY AIR-.5%
    44,600   UAL Corporation*                                         1,702,382
                                                                   -------------

             UTILITIES-1.0%
    46,800   Veolia Environnement                                     3,478,176
                                                                   -------------

             WIRELESS TELECOMMUNICATION SERVICES-2.9%
     7,000   Aruba Networks Inc.*                                       102,690
    58,000   NII Holdings Inc. Cl. B*                                 4,302,440
   179,700   SBA Communications Corporation Cl. A*                    5,310,135
                                                                   -------------
                                                                      9,715,265
                                                                   -------------

             TOTAL COMMON STOCKS
                (Cost $310,626,514)                                 339,721,795
                                                                   -------------

CONTRACTS    PURCHASED OPTIONS-.2%
---------
             Put Options
     3,400   Activision, Inc/August/15                                  136,000
       440   Intuitive Surgical/April/95+                                11,000
       890   National-Oilwell Varco Inc./August/65                      142,400
     1,200   Suntech Power Holdings Co./September/35+                   480,000
                                                                   -------------

             TOTAL PURCHASED PUT OPTIONS
               (COST $1,371,228)                                        769,400
                                                                   -------------

PRINCIPAL
AMOUNT       SHORT-TERM INVESTMENTS-1.0%
---------
             U.S. AGENCY OBLIGATIONS
$3,261,000   Freddie Mac., 4.87%, 4/2/07
              (Cost $3,260,118)                                       3,260,118
                                                                   -------------


TOTAL INVESTMENTS
   (COST $315,257,860) (a)                        100.7%            343,751,313
Liabilities in Excess of Other Assets              (0.7)             (2,336,456)
                                                  ------           -------------
NET ASSETS                                        100.0%           $341,414,857
                                           ====================================


* Non-income producing security.

# American Depositary Receipts.

+ All or portion of the securities are pledged as collateral for options written.

(a) At March 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $315,257,860 amounted to $28,493,453 which consisted of aggregate gross unrealized appreciation of $32,674,242 and aggregate gross unrealized depreciation of $4,180,789.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN - MARCH 31, 2007

                                                        SHARES
                                                        SUBJECT
CONTRACTS                                               TO CALL          VALUE
---------                                               -------          -----
        CALL OPTIONS WRITTEN
  3,400 Activision, Inc/August/22.5                     340,000        $153,000
    440 Intuitive Surgical/April/130                     44,000         147,400
    725 Memc Electronic Materials/April/45               72,500       1,145,500
    370 Memc Electronic Materials/April/50               37,000         414,400
    890 National-Oilwell Varco Inc./August/90            89,000         195,800
  1,200 Suntech Power Holdings Co./September/45         120,000         150,000
                                                                   -------------

        TOTAL
          (PREMIUMS RECEIVED $981,151)                                2,206,100
                                                                   -------------



        PUT OPTIONS WRITTEN-.9%
    440 Intuitive Surgical/April/75                      44,000           2,200
  1,200 Suntech Power Holdings Co./September/30         120,000         252,000
                                                                   -------------

        TOTAL
          (PREMIUMS RECEIVED $438,473)                                  254,200
                                                                   -------------

        TOTAL OPTIONS WRITTEN
          (PREMIUMS RECEIVED $1,419,624)                             $2,460,300
                                                                   =============

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2007


   SHARES    COMMON STOCKS- 100.1%                                      VALUE
  --------                                                              -----

             AEROSPACE & DEFENSE- 4.1%
    80,050   Boeing Company                                         $ 7,117,245
   137,900   General Dynamics Corporation                            10,535,560
    80,550   L-3 Communications Holdings, Inc.                        7,045,709
                                                                   -------------
                                                                     24,698,514
                                                                   -------------

             BEVERAGES- 1.7%
   165,000   PepsiCo, Inc.                                           10,487,400
                                                                   -------------

             BIOTECHNOLOGY- 1.2%
   134,300   Amgen Inc.                                               7,504,684
                                                                   -------------

             CABLE- 1.0%
   161,300   Time Warner Cable, Inc.*                                 6,043,911
                                                                   -------------

             CAPITAL MARKETS- 2.4%
    43,950   Bear Stearns Companies Inc.                              6,607,883
    36,905   Goldman Sachs Group, Inc.                                7,625,680
                                                                   -------------
                                                                     14,233,563
                                                                   -------------

             COMMUNICATION EQUIPMENT- 5.2%
   670,250   Cisco Systems, Inc.*                                    17,111,482
   169,200   Corning Incorporated*                                    3,847,608
    75,500   Research In Motion Limited*                             10,304,995
                                                                   -------------
                                                                     31,264,085
                                                                   -------------

             COMPUTERS & PERIPHERALS- 8.9%
   135,850   Apple Computer, Inc.*                                   12,621,823
    67,000   Autodesk, Inc.                                           2,519,200
   413,100   EMC Corporation *                                        5,721,435
   121,400   Hewlett-Packard Company                                  4,872,996
   400,700   Memc Electronic Materials, Inc.*+                       24,274,406
    67,300   SanDisk Corporation*                                     2,947,740
                                                                   -------------
                                                                     52,957,600
                                                                   -------------

             CONGLOMERATE- 1.8%
   179,500   ITT Industries, Inc.                                    10,827,440
                                                                   -------------

             ELECTRONICS- 1.7%
   279,225   Nintendo Co., Ltd ADR#                                  10,124,336
                                                                   -------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS- 1.0%
   141,400   Emerson Electric Co.                                     6,092,926
                                                                   -------------

             ENERGY EQUIPMENT & SERVICES- 3.8%
   103,100   Cameron International Corp.*                             6,473,649
    84,200   National-Oilwell Varco Inc.*                             6,549,918
    88,350   Schlumberger Limited                                     6,104,985
    44,100   Transocean Inc.*                                         3,602,970
                                                                   -------------
                                                                     22,731,522
                                                                   -------------

             FINANCE- 1.0%
    47,700   Intercontinental Exchange Inc. *                         5,829,417
                                                                   -------------

             FINANCIAL SERVICES- 3.2%
    11,950   Chicago Mercantile Exchange Holdings Inc.                6,362,897
   356,100   Hong Kong Exchanges & Clearing Limited                   3,470,756
   157,750   UBS AG                                                   9,375,083
                                                                   -------------
                                                                     19,208,736
                                                                   -------------

             FREIGHT & LOGISTICS- 1.2%
    65,800   FedEx Corp.                                              7,068,894
                                                                   -------------

             FOOD & STAPLES RETAILING- 4.9%
   170,800   CVS Caremark Corporation                                 5,831,112
   275,200   Walgreen Co.                                            12,628,928
   114,200   Wal-Mart Stores, Inc.                                    5,361,690
   119,100   Whole Foods Market, Inc.                                 5,341,635
                                                                   -------------
                                                                     29,163,365
                                                                   -------------

             HEALTH & PERSONAL CARE- .8%
   113,200   Brookdale Senior Living Inc.                             5,055,512
                                                                   -------------

             HEALTH CARE EQUIPMENT & SUPPLIES- 2.0%
    58,000   Intuitive Surgical, Inc.*+                               7,051,060
    98,600   Medtronic, Inc.                                          4,837,316
                                                                   -------------
                                                                     11,888,376
                                                                   -------------

             HEALTH CARE PROVIDERS & SERVICES- 4.8%
   221,300   Health Net Inc.*                                        11,908,153
   182,900   Quest Diagnostics Incorporated                           9,121,223
   141,900   UnitedHealth Group Incorporated                          7,516,443
                                                                   -------------
                                                                     28,545,819
                                                                   -------------

             HOTELS, RESTAURANTS & LEISURE- 5.8%
   169,000   Hilton Hotels Corporation                                6,077,240
   240,100   International Game Technology                            9,695,238
    86,800   Penn National Gaming, Inc.*                              3,682,056
   153,100   Royal Caribbean Cruises Ltd.                             6,454,696
   274,500   Starbucks Corporation*                                   8,608,320
                                                                   -------------
                                                                     34,517,550
                                                                   -------------

             HOUSEHOLD DURABLES- .9%
    55,200   Harman International Industries,  Incorporated           5,303,616
                                                                   -------------

             HOUSEHOLD PRODUCTS- 2.3%
   219,650   Procter & Gamble Company                                13,873,094
                                                                   -------------

             INDUSTRIAL CONGLOMERATES- 2.1%
    41,000   3M Co.                                                   3,133,630
   267,600   General Electric Company                                 9,462,336
                                                                   -------------
                                                                     12,595,966
                                                                   -------------

             INSURANCE- 1.6%
   138,300   American International Group, Inc.                       9,296,526
                                                                   -------------

             INTERNET & CATALOG RETAIL- 2.9%
   516,000   eBay Inc.*                                              17,105,400
                                                                   -------------

             INTERNET SOFTWARE & SERVICES- 4.9%
    44,350   Google Inc. Cl A*                                       20,319,396
   292,500   Yahoo! Inc. *                                            9,152,325
                                                                   -------------
                                                                     29,471,721
                                                                   -------------

             MACHINERY- .5%
    72,950   Joy Global Inc.                                          3,129,555
                                                                   -------------

             MEDIA- 3.0%
   269,400   Comcast Corporation Special  Cl.  A*                     6,861,618
   216,300   News Corporation Cl. A                                   5,000,856
   448,800   XM Satellite Radio Holdings Inc. Cl. A*                  5,798,496
                                                                   -------------
                                                                     17,660,970
                                                                   -------------

             METALS & MINING- 2.3%
   121,073   Freeport-McMoRan Copper & Gold, Inc. Cl. B               8,013,822
   237,900   Goldcorp, Inc.                                           5,714,358
                                                                   -------------
                                                                     13,728,180
                                                                   -------------

             OIL & GAS- 2.1%
    84,300   EOG Resources, Inc.                                      6,013,962
   102,400   Valero Energy Corporation                                6,603,776
                                                                   -------------
                                                                     12,617,738
                                                                   -------------

             PHARMACEUTICALS- 2.9%
   132,100   Merck & Co. Inc.                                         5,834,857
   135,300   Sepracor Inc.*                                           6,309,039
   107,700   Wyeth                                                    5,388,231
                                                                   -------------
                                                                     17,532,127
                                                                   -------------

             REAL ESTATE- 1.2%
    70,400   Jones Lang LaSalle Incorporated                          7,341,312
                                                                   -------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.7%
   181,900   Broadcom Corporation Cl. A *                             5,833,533
   291,400   Intel Corporation                                        5,574,482
   154,700   NVIDIA Corporation*                                      4,452,266
                                                                   -------------
                                                                     15,860,281
                                                                   -------------

             SOFTWARE- 5.6%
   110,000   Adobe Systems Incorporated                               4,587,000
   561,330   Microsoft Corporation                                   15,644,267
   419,450   Symantec Corporation*                                    7,256,485
   142,400   TomTom NV*                                               5,792,909
                                                                   -------------
                                                                     33,280,661
                                                                   -------------

             SPECIALTY RETAIL- 2.7%
   119,000   Best Buy Co., Inc.                                       5,797,680
   146,500   Chico's FAS, Inc.*                                       3,578,995
    73,100   Gamestop Corp Cl. A*                                     2,380,867
   158,000   Urban Outfitters, Inc.*                                  4,188,580
                                                                   -------------
                                                                     15,946,122
                                                                   -------------

             TOBACCO- 2.8%
   192,350   Altria Group, Inc.                                      16,890,253
                                                                   -------------

             TRANSPORTATION BY AIR- 1.0%
   163,600   UAL Corporation*                                         6,244,612
                                                                   -------------

             UTILITIES- 1.1%
    88,800   Veolia Environnement                                     6,599,616
                                                                   -------------

             WIRELESS TELECOMMUNICATION SERVICES- 1.0%
    82,100   NII Holdings Inc. Cl. B*                                 6,090,178
                                                                   -------------

             TOTAL COMMON STOCKS
               (COST $562,197,693)                                  598,811,578
                                                                   -------------

CONTRACTS    PURCHASED OPTIONS- .1%
---------
             PUT OPTIONS

       220   Google Inc.Cl.A/June/470+                                  554,400
       580   Intuitive Surgical/April/95+                                14,500
                                                                   -------------
             TOTAL PURCHASED PUT OPTIONS
               (COST $1,413,513)                                        568,900
                                                                   -------------

PRINCIPAL
AMOUNT       SHORT-TERM INVESTMENTS- .5%
------
             U.S. AGENCY OBLIGATIONS
$3,061,000   Freddie Mac, 4.87%, 4/2/07
               (Cost $3,060,172)                                      3,060,172
                                                                   -------------


TOTAL INVESTMENTS
  (COST $566,671,378) (a)                         100.7%            602,440,650
Liabilities in Excess of Other Assets              (0.7)             (4,014,121)
                                              ---------------------------------
NET ASSETS                                        100.0%           $598,426,529
                                              =================================


* Non-income producing security.

# American Depositary Receipts.

+ All or portion of the securities are pledged as collateral for options written.

(a) At March 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $566,671,378 amounted to $35,769,272 which consisted of aggregate gross unrealized appreciation of $51,832,270 and aggregate gross unrealized depreciation of $16,062,998.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN - MARCH 31, 2007


                                                        SHARES
                                                        SUBJECT
CONTRACTS                                               TO CALL     VALUE
---------                                               -------     -----
             CALL OPTIONS WRITTEN
       580   Intuitive Surgical/April/130                58,000      $  194,300
     1,770   Memc Electronic Materials/April/45         177,000       2,796,600
       880   Memc Electronic Materials/April/50          88,000         985,600
                                                                ---------------
             TOTAL
               (PREMIUMS RECEIVED $1,057,026)                         3,976,500
                                                                ---------------

             PUT OPTIONS WRITTEN
       220   Google Inc. Cl A*/June/420                  22,000         154,000
       580   Intuitive Surgical/April/75                 58,000           2,900
                                                                 --------------
             TOTAL
               (PREMIUMS RECEIVED $496,952)                             156,900
                                                                 --------------

             TOTAL OPTIONS WRITTEN
               (PREMIUMS RECEIVED $1,553,978)                       $ 4,133,400
                                                                 ==============

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2007


 SHARES            COMMON STOCKS- 62.9%                             VALUE
---------                                                           -----

            AEROSPACE & DEFENSE 2.7%
    24,100   Boeing Company                                          $2,142,731
    41,500   General Dynamics Corporation                             3,170,600
    24,050   L-3 Communications Holdings, Inc.                        2,103,653
                                                                 --------------
                                                                      7,416,984
                                                                 --------------

             BEVERAGES- 1.1%
    49,000   PepsiCo, Inc.                                            3,114,440
                                                                 --------------

             BIOTECHNOLOGY- .8%
    39,950   Amgen Inc.                                               2,232,406
                                                                 --------------

             CABLE- .6%
    48,100   Time Warner Cable, Inc.*                                 1,802,307
                                                                 --------------

             CAPITAL MARKETS-1.5%
    13,050   Bear Stearns Companies Inc.                              1,962,068
    11,000   Goldman Sachs Group, Inc.                                2,272,930
                                                                 --------------
                                                                      4,234,998
                                                                 --------------

             COMMUNICATION EQUIPMENT- 3.8%
   199,300   Cisco Systems, Inc.*                                     5,088,129
   100,900   Corning Incorporated*                                    2,294,466
    22,500   Research In Motion Limited*                              3,071,025
                                                                 --------------
                                                                     10,453,620
                                                                 --------------

             COMPUTERS & PERIPHERALS- 4.6%
    40,500   Apple Computer, Inc.*                                    3,762,855
    20,000   Autodesk, Inc.                                             752,000
   125,600   EMC Corporation *                                        1,739,560
    36,200   Hewlett-Packard Company                                  1,453,068
    70,150   Memc Electronic Materials, Inc.*                         4,249,687
    20,000   SanDisk Corporation*                                       876,000
                                                                 --------------
                                                                     12,833,170
                                                                 --------------

             CONGLOMERATE- 1.2%
    53,400   ITT Industries, Inc.                                     3,221,088
                                                                 --------------

             ELECTRONICS- 1.1%
    84,000   Nintendo Co., Ltd ADR#                                   3,045,731
                                                                 --------------

             ELECTRONIC EQUIPMENT & INSTRUMENTS- .7%
    43,100   Emerson Electric Co.                                     1,857,179
                                                                 --------------

             ENERGY EQUIPMENT & SERVICES- 2.4%
    30,700   Cameron International Corp.*                             1,927,653
    25,100   National-Oilwell Varco Inc.*                             1,952,529
    26,650   Schlumberger Limited                                     1,841,515
    13,100   Transocean Inc.*                                         1,070,270
                                                                 --------------
                                                                      6,791,967
                                                                 --------------

             FINANCE- .6%
    14,200   Intercontinental Exchange Inc. *                         1,735,382
                                                                 --------------


             FINANCIAL SERVICES- 2.1%
     3,600   Chicago Mercantile Exchange Holdings Inc.                1,916,856
   104,300   Hong Kong Exchanges & Clearing Limited                   1,016,568
    47,350   UBS AG                                                   2,814,010
                                                                 --------------
                                                                      5,747,434
                                                                 --------------

             FREIGHT & LOGISTICS- .8%
    19,600   FedEx Corp.                                              2,105,628
                                                                 --------------


             FOOD & STAPLES RETAILING- 3.1%
    51,000   CVS Caremark Corporation                                 1,741,140
    82,400   Walgreen Co.                                             3,781,336
    34,100   Wal-Mart Stores, Inc.                                    1,600,995
    29,700   Whole Foods Market, Inc.                                 1,332,045
                                                                 --------------
                                                                      8,455,516
                                                                 --------------

             HEALTH & PERSONAL CARE- .5%
    33,650   Brookdale Senior Living Inc.                             1,502,809
                                                                 --------------


             HEALTH CARE EQUIPMENT & SUPPLIES- .5%
    29,500   Medtronic, Inc.                                          1,447,270
                                                                 --------------


             HEALTH CARE PROVIDERS & SERVICES- 3.1%
    66,100   Health Net Inc.*                                         3,556,841
    54,900   Quest Diagnostics Incorporated                           2,737,863
    42,200   UnitedHealth Group Incorporated                          2,235,334
                                                                 --------------
                                                                      8,530,038
                                                                 --------------

             HOTELS, RESTAURANTS & LEISURE- 3.7%
    50,400   Hilton Hotels Corporation                                1,812,384
    71,600   International Game Technology                            2,891,208
    26,200   Penn National Gaming, Inc.*                              1,111,404
    46,100   Royal Caribbean Cruises Ltd.                             1,943,576
    82,000   Starbucks Corporation*                                   2,571,520
                                                                 --------------
                                                                     10,330,092
                                                                 --------------

             HOUSEHOLD DURABLES- .6%
    16,600   Harman International Industries, Incorporated            1,594,928
                                                                 --------------

             HOUSEHOLD PRODUCTS- 1.5%
    65,800   Procter & Gamble Company                                 4,155,928
                                                                 --------------

             INDUSTRIAL CONGLOMERATES- 1.7%
    24,500   3M Co.                                                   1,872,535
    79,700   General Electric Company                                 2,818,192
                                                                 --------------
                                                                      4,690,727
                                                                 --------------

             INSURANCE- 1.0%
    41,100   American International Group, Inc.                       2,762,742
                                                                 --------------

             INTERNET & CATALOG RETAIL- 1.8%
   149,550   eBay Inc.*                                               4,957,583
                                                                 --------------

             INTERNET SOFTWARE & SERVICES- 2.7%
    10,300   Google Inc. Cl A*                                        4,719,048
    87,200   Yahoo! Inc. *                                            2,728,488
                                                                 --------------
                                                                      7,447,536
                                                                 --------------

             MACHINERY- .3%
    21,750   Joy Global Inc.                                            933,075
                                                                 --------------

             MEDIA- 1.9%
    80,200   Comcast Corporation Special  Cl.  A*                     2,042,694
    64,600   News Corporation Cl. A                                   1,493,552
   134,000   XM Satellite Radio Holdings Inc. Cl. A*                  1,731,280
                                                                 --------------
                                                                      5,267,526
                                                                 --------------

             METALS & MINING- 1.5%
    35,999   Freeport-McMoRan Copper & Gold, Inc. Cl. B               2,382,774
    71,000   Goldcorp, Inc.                                           1,705,420
                                                                 --------------
                                                                      4,088,194
                                                                 --------------

             OIL & GAS- 1.4%
    25,100   EOG Resources, Inc.                                      1,790,634
    30,500   Valero Energy Corporation                                1,966,945
                                                                 --------------
                                                                      3,757,579
                                                                 --------------

             PHARMACEUTICALS- 1.9%
    39,400   Merck & Co. Inc.                                         1,740,298
    40,300   Sepracor Inc.*                                           1,879,189
    32,400   Wyeth                                                    1,620,972
                                                                 --------------
                                                                      5,240,459
                                                                 --------------

             REAL ESTATE- .8%
    22,650   Jones Lang LaSalle Incorporated                          2,361,942
                                                                 --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 1.7%
    54,200   Broadcom Corporation Cl. A *                             1,738,194
    87,300   Intel Corporation                                        1,670,049
    46,200   NVIDIA Corporation*                                      1,329,636
                                                                 --------------
                                                                      4,737,879
                                                                 --------------

             SOFTWARE- 3.6%
    32,800   Adobe Systems Incorporated                               1,367,760
   169,450   Microsoft Corporation                                    4,722,571
   125,150   Symantec Corporation*                                    2,165,095
    42,000   TomTom NV*                                               1,708,583
                                                                 --------------
                                                                      9,964,009
                                                                 --------------

             SPECIALTY RETAIL- 1.7%
    32,400   Best Buy Co., Inc.                                       1,578,528
    44,100   Chico's FAS, Inc.*                                       1,077,363
    21,800   Gamestop Corp Cl. A*                                       710,026
    47,200   Urban Outfitters, Inc.*                                  1,251,272
                                                                 --------------
                                                                      4,617,189
                                                                 --------------

             TOBACCO- 1.8%
    57,300   Altria Group, Inc.                                       5,031,513
                                                                 --------------

             TRANSPORTATION BY AIR- .7%
    48,800   UAL Corporation*                                         1,862,696
                                                                 --------------

             UTILITIES- .7%
    26,750   Veolia Environnement                                     1,988,060
                                                                 --------------

             WIRELESS TELECOMMUNICATION SERVICES- .7%
    24,500   NII Holdings Inc. Cl. B*                                 1,817,410
                                                                 --------------

             Total Common Stocks
              (Cost $164,953,774)                                   174,135,034
                                                                 --------------

PRINCIPAL
AMOUNT       CORPORATE BONDS- 16.4%
------

             AEROSPACE & DEFENSE- .5%
$  650,000   L-3 Communications Holdings, 3.00%, 8/1/35                 697,125
   792,031   Systems 2001 Asset Trust Cl. G,  6.664%,
               9/15/13 (a)                                              834,825
                                                                 --------------
                                                                      1,531,950
                                                                 --------------

             AUTOMOTIVE- .6%
 1,570,000   Capital Auto Receivables Asset Trust, 5.32%,
               3/20/10 (a)                                            1,574,818
                                                                 --------------

             CABLE- .4%
 1,145,000   Cox Communications, Inc., 4.625%, 6/1/13                 1,096,905
                                                                 --------------

             CAPITAL MARKETS- .2%
   600,000   Lehman Brothers Holdings, 5.25%, 2/6/12                    600,083
                                                                 --------------

             COMMERCIAL BANKS- 1.8%
 1,575,000   Associates Corp. North America, 6.95%, 11/1/18           1,762,093
 1,842,000   Banc of America Commercial Mortgage Inc.,
               5.625%, 7/10/46                                        1,875,807
 1,400,000   Wachovia Bank Commercial Mortgage Trust,
               5.34%, 12/15/43                                        1,393,821
                                                                 --------------
                                                                      5,031,721
                                                                 --------------

             COMPUTERS & PERIPHERALS- .5%
 1,245,000   Xerox Corp., 6.75%, 2/1/17                               1,309,015
                                                                 --------------

             COMPUTER SOFTWARE- .3%
   700,000   Seagate Technology HDD H, 6.80%, 10/1/16                   707,000
                                                                 --------------

             COMMUNICATION EQUIPMENT- .3%
   700,000   CenturyTel, Inc., 6.00%, 4/1/17                            694,557
                                                                 --------------

             ELECTRIC UTILITIES- 1.2%
 1,450,000   Exelon Corporation, 4.90%, 6/15/15                       1,357,148
 1,350,000   General Electric Capital Corp., 5.50%, 11/15/11          1,356,981
   600,000   WPS Resources Co., 6.11%, 12/1/66                          592,849
                                                                 --------------
                                                                      3,306,978
                                                                 --------------

             ELECTRONICS- .2%
   655,000   Centerpoint Energy Transition Bond Company,
               4.97%, 8/1/14                                            653,470
                                                                 --------------

             ENERGY EQUIPMENT & SERVICES- .3%
   640,000   Cameron International Corp., 2.50%, 6/15/26                740,000
                                                                 --------------

             FINANCE- .6%
 1,600,000   Merrill Lynch Mortgage Trust, 5.66%, 5/12/39             1,643,005
                                                                 --------------

             FINANCIAL SERVICES- 2.8%
 1,350,000   Jefferies Group, Inc., 6.25%, 1/15/36                    1,307,001
 1,900,000   JP Morgan Chase Commercial Mortgage SEC CO.,
               5.875%, 4/15/45                                        1,979,184
 1,700,000   Morgan Stanley Aces SPC, 6.17%, 9/20/13 (a)              1,701,700
 1,300,000   Morgan Stanley Capital I, 5.44%, 2/20/44                 1,311,015
 1,400,000   Morgan Stanley Capital I, 5.51%, 11/12/49                1,414,058
                                                                 --------------
                                                                      7,712,958
                                                                 --------------

             FOOD PRODUCTS- .2%
   600,000   General Mills Inc., 5.70%, 2/15/17                         602,834
                                                                 --------------

             HEALTH CARE PROVIDERS & SERVICES- .3%
   500,000   CIGNA Corporation, 5.375%, 3/15/17                         492,530
   460,000   Coventry Health Care, Inc., 5.95%, 3/15/17                 459,829
                                                                 --------------
                                                                        952,359
                                                                 --------------

             INSURANCE- 1.4%
 1,350,000   Liberty Mutual Group, 7.80%, 3/15/37                     1,319,945
 1,350,000   Radian Group Inc., 7.75%, 6/1/11                         1,470,428
   450,000   Willis Group North America, 6.20%, 3/28/17                 451,820
   650,000   XL Capital Ltd, 6.50%, 12/31/49                            631,584
                                                                 --------------
                                                                      3,873,777
                                                                 --------------

             MANUFACTURING- .5%
 1,390,000   Reliance Steel & Aluminum, 6.85%, 11/15/36 (a)           1,390,746
                                                                 --------------

             MEDIA- .2%
   585,000   Time Warner Inc., 5.50%, 11/15/11                          590,315
                                                                 --------------

             MISCELLANEOUS- .6%
 1,700,000   Jefferson Valley Floating Rate, 6.77%, 3/20/16 (a)       1,686,400
                                                                 --------------

             MORTGAGE COMPANIES- .8%
 2,150,000   JP Morgan Chase Commercial Mortgage Securities,
               5.41%, 5/15/20                                         2,147,979
                                                                 --------------

             OIL & GAS- .5%
   653,000   Inergy LP / Inergy Fin Corp., 8.25%, 3/1/16                688,915
   800,000   Tesoro Corp., 6.25%,11/1/12                                815,000
                                                                 --------------
                                                                      1,503,915
                                                                  -------------

             OIL AND GAS EXTRACTION- .5%
 1,350,000   Enterprise Products Partners, 8.375%, 8/1/66             1,479,713
                                                                 --------------

             PHARMACEUTICALS- .5%
 1,425,000   Wyeth, 5.95%, 4/1/37                                     1,408,266
                                                                 --------------

             REAL ESTATE- .4%
 1,075,000   Prologis, 5.75%, 4/1/16 (a)                              1,094,973
                                                                 --------------

             SOFTWARE- .6%
   310,000   Computer Associates International Inc.,
               6.50%, 4/15/08                                           314,521
 1,300,000   Oracle Corporation, 5.25%, 1/15/16                       1,284,162
                                                                 --------------
                                                                      1,598,683
                                                                 --------------

             UTILITIES- .2%
   525,000   Southern Co., 5.30%, 1/15/12                               529,052
                                                                 --------------

TOTAL CORPORATE BONDS
    (COST $45,165,985)                                               45,461,472
                                                                 --------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS- 17.2%
             Federal Home Loan Banks,
   850,000     3.75%, 8/15/08                                           836,935
 1,500,000     5.375%, 5/18/16                                        1,544,002
             Federal Home Loan Mortgage Corporation,
 2,100,000     5.60%, 10/17/13                                        2,104,574
 1,548,866     5.50%, 1/15/15                                         1,557,575
 1,170,000     5.75%, 6/27/16                                         1,216,197
 1,270,190     5.50%, 10/15/16                                        1,278,131
 1,638,589     5.75%, 12/15/18                                        1,644,538
 1,880,000     6.00%, 8/15/29                                         1,914,996
 1,845,000     5.50%, 10/15/31                                        1,838,207
 1,790,000     6.00%, 5/15/32                                         1,818,720
 1,629,708     6.00%, 3/15/36                                         1,633,780
 1,427,563     5.50%, 9/15/36                                         1,424,608
             Federal National Mortgage Association,
   500,000     6.96%, 4/2/07                                            500,000
 1,200,000     5.15%, 9/21/07                                         1,199,303
 1,202,806     5.0%, 4/1/18                                           1,189,736
 1,828,058     5.75%, 9/25/20                                         1,838,010
   508,000     6.625%, 11/15/30                                         600,729
 1,800,000     6.00%, 4/25/35                                         1,831,106
             Government National Mortgage Association,
 2,022,851     5.00%, 5/16/29                                         2,011,576
             U.S.  Treasury Bonds,
 2,094,000     7.50%, 11/15/16                                        2,545,437
 1,000,000     5.25%, 11/15/28                                        1,043,907
             U.S. Treasury Notes,
   230,000     4.375%, 5/15/07                                          229,865
   132,000     3.13%, 9/15/08                                           129,046
 1,626,000     3.13%, 4/15/09                                         1,580,079
 3,385,000     6.00%, 8/15/09                                         3,491,709
 3,100,000     3.50%, 11/15/09                                        3,020,442
 2,385,000     5.00%, 8/15/11                                         2,431,956
 1,800,000     4.625%, 8/31/11                                        1,807,173
 1,900,000     4.25%, 8/15/13                                         1,868,162
   900,000     4.25%, 11/15/14                                          878,907
   640,000     4.50%, 2/15/16                                           633,700
                                                                 --------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (COST $47,500,273)                                   47,643,106
                                                                 --------------

             SHORT-TERM INVESTMENTS- 2.7%
             U.S. AGENCY OBLIGATIONS

 7,351,000   Freddie Mac, 4.87%, 4/2/07
               (Cost $ 7,349,011)                                     7,349,011
                                                                 --------------

TOTAL INVESTMENTS
    (COST $264,969,042) (b)                                99.2%    274,588,623
Other Assets in Excess of Liabilities                       0.8       2,311,204
                                                        -----------------------
NET ASSETS                                                100.0%   $276,899,827
                                                        =======================


*    Non-income producing securities.

#    American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.0% of the net assets of the fund.

(b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $264,969,042 amounted to $9,619,581 which consisted of aggregate gross unrealized appreciation of $14,502,247 and aggregate gross unrealized depreciation of $4,882,666.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2007

   SHARES    COMMON STOCKS- 98.6%                                    VALUE
   ------                                                            -----

             AEROSPACE & DEFENSE-3.0%
    69,000   Armor Holdings, Inc.*                                   $4,645,770
    84,400   BE Aerospace, Inc.*                                      2,675,480
    17,100   Boeing Company                                           1,520,361
    18,000   L-3 Communications Holdings, Inc.                        1,574,460
                                                                 --------------
                                                                     10,416,071
                                                                 --------------

             BIOTECHNOLOGY- 4.0%
    10,700   Alexion Pharmaceuticals, Inc.*                             462,668
    43,700   Amgen Inc.                                               2,441,956
    39,300   Cephalon, Inc.*                                          2,798,553
    48,300   Gilead Sciences, Inc.                                    3,694,950
    65,900   Neurocrine Biosciences, Inc.*                              823,750
    77,500   Onyx Pharmaceuticals, Inc.*                              1,925,100
    70,600   Regeneron Pharmaceuticals, Inc.*                         1,526,372
                                                                 --------------
                                                                     13,673,349
                                                                 --------------

             BUSINESS SERVICES- .5%
   161,200   Endeavor Acquisition Corp.*                              1,749,020
                                                                 --------------

             CAPITAL MARKETS- 1.7%
    19,450   Bear Stearns Companies Inc.                              2,924,308
    59,500   National Financial Partners Corporation                  2,791,145
                                                                 --------------
                                                                      5,715,453
                                                                 --------------

             COMMERCIAL BANKS- .7%
    49,700   Bank of America Corporation                              2,535,694
                                                                 --------------

             COMMERCIAL SERVICES & SUPPLIES- 1.5%
   204,350   Net 1 UEPS Technologies, Inc.*                           5,084,228
                                                                 --------------

             COMMUNICATION EQUIPMENT- 3.7%
   194,400   Cisco Systems, Inc.*                                     4,963,032
   135,300   Corning Incorporated*                                    3,076,722
   580,900   Sonus Networks, Inc.*                                    4,687,863
                                                                 --------------
                                                                     12,727,617
                                                                 --------------
             COMPUTER SERVICES- 1.3%
    79,200   Digital River, Inc.*                                     4,375,800
                                                                 -------------

             COMPUTER TECHNOLOGY- .6%
    55,600   Atheros Communications*                                  1,330,508
    20,200   NAVTEQ*                                                    696,900
                                                                 --------------
                                                                      2,027,408
                                                                 --------------

             COMPUTERS & PERIPHERALS- 8.3%
    53,600   Apple Computer, Inc.*                                    4,979,976
    45,600   Autodesk, Inc.                                           1,714,560
    78,800   Hewlett-Packard Company                                  3,163,032
   271,500   Memc Electronic Materials, Inc.*                        16,447,470
    96,400   Seagate Technology                                       2,246,120
                                                                 --------------
                                                                     28,551,158
                                                                 --------------

             CONSTRUCTION & ENGINEERING- .7%
    47,700   McDermott International, Inc.*                           2,336,346
                                                                 --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES- .8%
   477,908   Level 3 Communication Inc.*                              2,915,239
                                                                 --------------

             DRUGS & PHARMACEUTICALS- 1.0%
    62,300   United Therapeutics Corporation*                         3,350,494
                                                                 --------------

             ENERGY EQUIPMENT & SERVICES- 2.7%
    46,200   Cameron International Corp.*                             2,900,898
    45,400   Diamond Offshore Drilling Inc.                           3,675,130
    27,800   National-Oilwell Varco Inc.*                             2,162,562
    16,900   Suntech Power Holdings Co., Ltd. ADR*#                     584,909
                                                                 --------------
                                                                      9,323,499
                                                                 --------------

             FINANCIAL INFORMATION SERVICES- .7%
    35,000   GFI Group Inc.*                                          2,378,950
                                                                 --------------

             FINANCIAL SERVICES- 3.3%

    25,400   AllianceBernstein Holding LP                             2,247,900
     6,650   Chicago Mercantile Exchange Holdings Inc.                3,540,859
   112,700   Dollar Financial Corporation*                            2,851,310
    54,200   Lazard Ltd.                                              2,719,756
                                                                 --------------
                                                                     11,359,825
                                                                 --------------

             FOOD & STAPLES RETAILING- 3.8%
   388,900   CVS Caremark Corporation                                13,277,046
                                                                 --------------

             HEALTH CARE EQUIPMENT & SUPPLIES- 2.4%
    28,900   Hologic, Inc.*                                           1,665,796
    25,300   Intuitive Surgical, Inc.*                                3,075,721
    51,400   Thoratec Corporation*                                    1,074,260
    57,600   Ventana Medical Systems, Inc.*                           2,413,440
                                                                 --------------
                                                                      8,229,217
                                                                 --------------

             HEALTH CARE PROVIDERS & SERVICES- 4.9%
   135,800   Cardinal Health, Inc.                                    9,906,610
    24,600   Express Scripts, Inc.*                                   1,985,712
    34,860   Health Net Inc.*                                         1,875,817
    56,520   UnitedHealth Group Incorporated                          2,993,864
                                                                 --------------
                                                                     16,762,003
                                                                 --------------

             HOTELS, RESTAURANTS & LEISURE- 2.0%
    68,500   International Game Technology                            2,766,030
    33,800   Penn National Gaming, Inc.*                              1,433,796
    61,000   Royal Caribbean Cruises Ltd.                             2,571,760
                                                                 --------------
                                                                      6,771,586
                                                                 --------------

             HOUSEHOLD PRODUCTS- 1.2%
    66,027   Procter & Gamble Company                                 4,170,265
                                                                 --------------

             INSURANCE- .8%
    41,800   American International Group, Inc.                       2,809,796
                                                                 --------------

             INTERNET & CATALOG RETAIL- 4.1%
    43,200   Coldwater Creek Inc.*                                      876,096
   340,100   eBay Inc.*                                              11,274,315
    38,500   Nutri/System, Inc.                                       2,017,785
                                                                 --------------
                                                                     14,168,196
                                                                 --------------

             INTERNET SOFTWARE & SERVICES- 7.5%
   149,500   DealerTrack Holdings Inc.*                               4,592,640
    34,300   Google Inc. Cl A*                                       15,714,888
    83,100   SINA Corp*                                               2,792,991
    82,675   Yahoo! Inc. *                                            2,586,901
                                                                 --------------
                                                                     25,687,420
                                                                 --------------

             LEISURE EQUIPMENT & PRODUCTS- .2%
    54,200   Smith & Wesson Holding Corporation*                        709,478
                                                                 --------------

             MEDIA- 2.7%
   123,500   DreamWorks Animation SKG, Inc. Cl. A*                    3,776,630
    13,700   Focus Media Holding Limited ADR*#                        1,074,902
   232,100   Regal Entertainment Group                                4,611,827
                                                                 --------------
                                                                      9,463,359
                                                                 --------------

             METALS- .4%
   112,800   SXR Uranium One, Inc.*                                   1,548,744
                                                                 --------------

             METALS & MINING- 3.4%
 1,141,650   Breakwater Resources, Ltd.*                              1,816,365
    94,300   Cameco Corporation                                       3,860,642
    58,100   Freeport-McMoRan Copper & Gold, Inc. Cl. B               3,845,639
   273,000   Paladin Resources Limited*                               2,153,970
                                                                 --------------
                                                                     11,676,616
                                                                 --------------

             MULTILINE RETAIL- .1%
    11,800   Federated Department Stores, Inc.                          531,590
                                                                 --------------

             OIL & GAS- 4.0%
   160,500   Valero Energy Corporation                               10,350,645
   259,000   Warren Resources Inc.*                                   3,374,770
                                                                 --------------
                                                                     13,725,415
                                                                 --------------

             OIL AND GAS EXPLORATION SERVICES- 1.6%
   272,100   Petrobank Energy and Resources Ltd.*                     5,637,912
                                                                 --------------

             PHARMACEUTICALS- 3.2%
    54,000   Abbott Laboratories                                      3,013,200
   134,300   Salix Pharmaceuticals, Ltd.*                             1,692,180
   133,900   Sepracor Inc.*                                           6,243,757
                                                                 --------------
                                                                     10,949,137
                                                                 --------------

             PHARMACEUTICAL PREPARATIONS- .7%
    70,200   Adams Respiratory Therapeutics, Inc.*                    2,360,826
                                                                 --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 6.8%
   107,800   Lam Research Corporation*                                5,103,252
   632,100   ON Semiconductor Corporation*                            5,638,332
   206,100   Rambus Inc.*                                             4,379,625
    90,305   Tessera Technologies Inc.*                               3,588,721
   229,600   Trident Microsystems, Inc.*                              4,605,776
                                                                 --------------
                                                                     23,315,706
                                                                 --------------

             SOFTWARE- 3.0%
    70,600   Adobe Systems Incorporated                               2,944,020
   100,600   Microsoft Corporation                                    2,803,722
    69,200   Symantec Corporation*                                    1,197,160
    81,300   TomTom NV*                                               3,307,328
                                                                 --------------
                                                                     10,252,230
                                                                 --------------

             SPECIALTY RETAIL- 3.9%
    20,900   Abercrombie & Fitch Co. Cl. A                            1,581,712
   158,800   Best Buy Co., Inc.                                       7,736,736
    59,900   Gamestop Corp Cl. A*                                     1,950,943
    86,100   Urban Outfitters, Inc.*                                  2,282,511
                                                                 --------------
                                                                     13,551,902
                                                                 --------------

             TELEPHONES- .2%
    47,500   Cellcom Isreal Ltd.*                                       866,400
                                                                 --------------

             TEXTILES & APPAREL- 1.2%
   200,500   Iconix Brand Group, Inc.*                                4,090,200
                                                                 --------------

             TOBACCO- 3.3%
   128,200   Altria Group, Inc.                                      11,257,242
                                                                 --------------

             WIRELESS TELECOMMUNICATION SERVICES- 2.7%
    80,350   America Movil S.A. de C.V. Series L ADR#                 3,839,926
    65,642   American Tower Corporation Cl. A*                        2,556,756
    41,500   NII Holdings Inc. Cl. B*                                 3,078,470
                                                                 --------------
                                                                      9,475,152
                                                                 --------------

             TOTAL COMMON STOCKS
               (COST $ 318,338,291)                                 339,807,589
                                                                 --------------


CONTRACTS    PURCHASED OPTIONS- .1%
---------
             PUT OPTIONS
       268   Tessera Technologies/Jun/35+
               (Cost $170,250)                                          160,800
                                                                 --------------


PRINCIPAL
AMOUNT       SHORT-TERM INVESTMENTS- .9%
---------
             U.S. AGENCY OBLIGATIONS
$3,050,000   Freddie Mac, 4.87%, 4/2/07
               (Cost $3,049,175)                                      3,049,175
                                                                 --------------

TOTAL INVESTMENTS
  (COST $321,557,716)(a)                                 99.6%      343,017,564
Assets in Excess of Liabilities                           0.4%        1,508,806
                                                       ------------------------
NET ASSETS                                              100.0%     $344,526,370
                                                       ========================


* Non-income producing security.

# American Depositary Receipts.

+ All or portion of the securities are pledged as collateral for options written.

(a) At March 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $321,557,716 amounted to $21,459,848 which consisted of aggregate gross unrealized appreciation of $28,882,610 and aggregate gross unrealized depreciation of $7,422,762.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN - MARCH 31, 2007



                                                        SHARES
                                                        SUBJECT
CONTRACTS                                               TO CALL       VALUE
---------                                               -------      -------

             CALL OPTIONS WRITTEN

       687   Memc Electronic Materials/April/50          68,700         769,440
     1,375   Memc Electronic Materials/April/45         137,500       2,172,500
                                                                 --------------
          TOTAL
              (PREMIUMS RECEIVED $713,136)                           $2,941,940
                                                                 ==============

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS - MARCH 31, 2007

  SHARES     COMMON STOCKS- 96.4%                                     VALUE
  ------                                                              -----
             AEROSPACE & DEFENSE- 6.3%
     5,400   Armor Holdings, Inc.*                                     $363,582
     7,600   Boeing Company                                             675,716
    14,050   General Dynamics Corporation                             1,073,420
     8,200   L-3 Communications Holdings, Inc.                          717,254
    20,450   United Technologies Corporation                          1,329,250
                                                                 --------------
                                                                      4,159,222
                                                                 --------------

             AIRLINES- .7%
    38,700   JetBlue Airways Corporation*                               445,437
                                                                 --------------

             BEVERAGES- 2.5%
    13,800   Coca-Cola Company                                          662,400
    15,800   PepsiCo, Inc.                                            1,004,248
                                                                 --------------
                                                                      1,666,648
                                                                 --------------

             BIOTECHNOLOGY- 1.1%
     7,200   Amgen Inc.                                                 402,336
     8,650   Amylin Pharmaceuticals, Inc.*                              323,164
                                                                 --------------
                                                                        725,500
                                                                 --------------

             CAPITAL MARKETS- 1.4%
     8,850   Morgan Stanley                                             697,026
    17,400   TD Ameritrade Holding Corp                                 258,912
                                                                 --------------
                                                                        955,938
                                                                 --------------

             COMMERCIAL BANKS- 4.5%
    25,250   Bank of America Corporation                              1,288,255
    11,050   Cullen/Frost Bankers, Inc.                                 578,246
    20,700   Wachovia Corporation                                     1,139,535
                                                                 --------------
                                                                      3,006,036
                                                                 --------------

             COMMERCIAL SERVICES & SUPPLIES- 1.0%
    19,650   Waste Manangement, Inc.                                    676,157
                                                                 --------------

             COMMUNICATION EQUIPMENT- 3.5%
    30,530   Cisco Systems, Inc.*                                       779,431
    15,400   Corning Incorporated*                                      350,196
    19,750   QUALCOMM Inc.                                              842,535
     2,550   Research In Motion Limited*                                348,050
                                                                 --------------
                                                                      2,320,212
                                                                 --------------

             COMPUTER SERVICES- .6%
    43,600   CNET Networks, Inc.*                                       379,756
                                                                 --------------

             COMPUTERS & PERIPHERALS- 1.2%
    12,100   Hewlett-Packard Company                                    485,694
    13,400   Seagate Technology                                         312,220
                                                                 --------------
                                                                        797,914
                                                                 --------------

             DIVERSIFIED FINANCIAL SERVICES- 2.6%
    16,250   Citigroup Inc.                                             834,275
    12,950   Lehman Brothers Holdings Inc.                              907,406
                                                                 --------------
                                                                      1,741,681
                                                                 --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES- 5.6%
    34,150   AT&T Corp.                                               1,346,534
    51,050   Citizens Communications Company                            763,197
    33,150   Verizon Communications Inc.                              1,257,048
    23,004   Windstream Corp.                                           337,929
                                                                 --------------
                                                                      3,704,708
                                                                 --------------

             ELECTRIC UTILITIES- 1.2%
    11,500   Exelon Corporation                                         790,165
                                                                 --------------

             ELECTRONICS- 1.7%
    31,600   Nintendo Co., Ltd ADR#                                   1,145,775
                                                                 --------------

             ENERGY EQUIPMENT & SERVICES- 3.7%
     8,500   Baker Hughes Inc.                                          562,105
     7,950   Diamond Offshore Drilling Inc.                             643,552
    10,150   Rowan Companies *                                          329,571
    10,950   Transocean Inc.*                                           894,615
                                                                 --------------
                                                                      2,429,843
                                                                 --------------

             FINANCIAL SERVICES- 1.6%
     5,000   AllianceBernstein Holding LP                               442,500
    48,400   Hudson City Bancorp Inc.                                   662,112
                                                                 --------------
                                                                      1,104,612
                                                                 --------------

             FOOD & STAPLES RETAILING- 4.1%
    44,550   CVS Caremark Corporation                                 1,520,937
    14,400   Wal-Mart Stores, Inc.                                      676,080
    11,050   Whole Foods Market, Inc.                                   495,593
                                                                 --------------
                                                                      2,692,610
                                                                 --------------

             HEALTH & PERSONAL CARE- .3%
     4,350   Brookdale Senior Living Inc.                               194,271
                                                                 --------------

             HEALTH CARE PROVIDERS & SERVICES- 3.7%
     8,050   Health Net Inc.*                                           433,170
    24,250   Quest Diagnostics Incorporated                           1,209,348
    15,100   UnitedHealth Group Incorporated                            799,847
                                                                 --------------
                                                                      2,442,365
                                                                 --------------

             HOTELS, RESTAURANTS & LEISURE- 1.7%
    20,400   Melco PBL Entertainment (Macau) Limited*                   329,256
    15,300   Scientific Games Corporation*                              502,299
     9,700   Starbucks Corporation*                                     304,192
                                                                 --------------
                                                                      1,135,747
                                                                 --------------

             HOUSEHOLD DURABLES- .9%
     6,000   Harman International Industries, Incorporated              576,480
                                                                 --------------

             HOUSEHOLD PRODUCTS- 2.3%
    24,166   Procter & Gamble Company                                 1,526,325
                                                                 --------------

             INDUSTRIAL CONGLOMERATES- 2.9%
    54,500   General Electric Company                                 1,927,120
                                                                 --------------

             INSURANCE- 2.1%
    21,000   American International Group, Inc.                       1,411,620
                                                                 --------------

             INTERNET & CATALOG RETAIL- 2.3%
    18,900   Coldwater Creek Inc.*                                      383,292
    29,850   eBay Inc.*                                                 989,527
    13,250   Elong Inc.*                                                131,440
                                                                 --------------
                                                                      1,504,259
                                                                 --------------

             INTERNET SOFTWARE & SERVICES- 2.4%
     1,600   Google Inc. Cl A*                                          733,056
    26,945   Yahoo! Inc. *                                              843,109
                                                                 --------------
                                                                      1,576,165
                                                                 --------------

             LEISURE & ENTERTAINMENT- 1.2%
    15,800   Carmike Cinemas, Inc.                                      366,560
    19,250   CKX, Inc.*                                                 213,675
    30,450   Spark Networks PLC*                                        193,662
                                                                 --------------
                                                                        773,897
                                                                 --------------

             MACHINERY- 2.0%
    11,450   Caterpillar Inc.                                           767,493
    13,050   Joy Global Inc.                                            559,845
                                                                 --------------
                                                                      1,327,338
                                                                 --------------

             MEDIA- 6.7%
    13,700   Disney (Walt) Company                                      471,691
    24,650   DreamWorks Animation SKG, Inc. Cl. A*                      753,797
    13,600   Media General, Inc. Cl. A                                  518,976
    63,300   Regal Entertainment Group                                1,257,771
    34,250   Warner Music Group Corp.                                   584,305
    53,200   World Wrestling Entertainment, Inc. Cl. A                  867,160
                                                                 --------------
                                                                      4,453,700
                                                                 --------------

             MEDICAL DEVICES- .5%
     9,300   Advanced Medical Optics Inc.*                              345,960
                                                                 --------------

             MULTILINE RETAIL- .5%
     7,850   Federated Department Stores, Inc.                          353,642
                                                                 --------------

             OIL & GAS- 5.3%
     4,900   ChevronTexaco Corporation                                  362,404
    29,000   Exxon Mobil Corporation                                  2,188,050
    18,400   Sasol  Ltd. ADR#                                           608,120
     5,250   Valero Energy Corporation                                  338,573
                                                                 --------------
                                                                      3,497,147
                                                                 --------------

             PERSONAL CARE- 1.2%
    15,800   Bausch & Lomb Incorporated                                 808,328
                                                                 --------------

             PHARMACEUTICALS- 3.8%
     6,800   Barr Pharmaceuticals, Inc.*                                315,180
    13,800   Johnson & Johnson                                          831,588
     8,450   Merck & Co. Inc.                                           373,237
    40,150   Pfizer Inc.                                              1,014,189
                                                                 --------------
                                                                      2,534,194
                                                                 --------------

             RESTAURANTS- 1.3%
    18,600   Mcdonald's Corp.                                           837,930
                                                                 --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.3%
    19,200   Advanced Micro Devices, Inc.*                              250,752
    26,450   Marvell Technology Group Ltd.*                             444,625
    14,200   NVIDIA Corporation*                                        408,676
    53,100   ON Semiconductor Corporation*                              473,652
    19,900   Texas Instruments Incorporated                             598,990
                                                                 --------------
                                                                      2,176,695
                                                                 --------------

             SOFTWARE- 3.1%
    50,300   Microsoft Corporation                                    1,401,861
    40,300   Symantec Corporation*                                      697,190
                                                                 --------------
                                                                      2,099,051
                                                                 --------------

             SPECIALTY RETAIL- 1.1%
     5,600   Best Buy Co., Inc.                                         272,832
    12,650   Home Depot, Inc.                                           464,761
                                                                 --------------
                                                                        737,593
                                                                 --------------

             TELEPHONES- 1.2%
    14,050   BCE Inc.                                                   397,334
    22,950   Cellcom Isreal Ltd.*                                       418,608
                                                                 --------------
                                                                        815,942
                                                                 --------------

             TOBACCO- 2.6%
    19,750   Altria Group, Inc.                                       1,734,247
                                                                 --------------

             WIRELESS TELECOMMUNICATION SERVICES- .7%
    25,150   Sprint Nextel Corporation                                  476,844
                                                                 --------------

             TOTAL COMMON STOCKS
                 (COST $59,163,665)                                  64,009,074
                                                                 --------------

             CONVERTIBLE PREFERRED SECURITIES - 1.0%
             METALS & MINING
     6,300   Freeport-McMoRan Copper, 6.75%                             673,533
                                                                 --------------

             TOTAL CONVERTIBLE PREFERRED SECURITIES
               (Cost $630,000)


 PRINCIPAL
   AMOUNT    SHORT-TERM INVESTMENTS- 2.3%
 ---------
             U.S. AGENCY OBLIGATIONS
 1,554,000   Freddie Mac, 4.87%,  4/2/07
               (Cost $1,553,579)                                      1,553,580
                                                                 --------------


TOTAL INVESTMENTS
   (COST $61,347,244) (a)                                 99.7%      66,236,187
Other Assets in Excess of Liabilities                      0.3%         163,098
                                                        -----------------------
NET ASSETS                                               100.0%     $66,399,285
                                                        =======================


* Non-income producing security.

# American Depositary Receipts.

(a) At March 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $61,347,244 amounted to $4,888,943 which consisted of aggregate gross unrealized appreciation of $6,699,323 and aggregate gross unrealized depreciation of $1,810,380.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: May 24, 2007

By /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: May 24, 2007